Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Income Taxes
Net operating loss carryforwards	$ 16,014	$ 10,089
Tax credit carryforwards	1,618	730
Stock option compensation expense	7,105	6,298
Book accruals	3,273	3,157
Deferred tax assets	28,010	20,274
Difference in book and tax basis of equipment	(12,222)	(13,935)
Deferred tax liabilities	(12,222)	(13,935)
Net deferred tax assets (liabilities) before valuation allowance	15,788	6,339
Valuation allowance	(25,568)	(17,184)
Net noncurrent deferred tax liabilities	(9,780)	(10,845)
Deferred income tax assets (liabilities) net	$ (9,780)	$ (10,845)